Supplemental cash flow information (Schedule of detailed information about of detailed information about supplemental cash flow information) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Supplemental Cash Flow Informations Abstract
Balance - beginning of year	$ 3,615,080	$ 3,364,499
Cash flows from financing activities:
Proceeds from issuance of convertible debentures	510,000	612,279
Repayments of convertible debentures	(593,301)	(150,920)	$ (172,198)
Non-cash changes:
Accretion Expenses	1,169,921	1,099,818	1,517,436
Accrued interest on convertible debentures	408,543	285,679	164,243
Gain on revaluation of derivative liabilities	(2,547,192)	(771,920)	(343,436)
Gain on extinguishment of debt	1,018,928	(127,409)	(646)
Convertible debentures converted into common shares	(521,136)	(762,847)
Renewal of convertible debentures	(16,804)	(26,752)
Foreign exchange loss (gain)	195,444	92,653
Balance - end of year	$ 3,239,483	$ 3,615,080	$ 3,364,499